Summary of Significant Accounting Policies (Details) - Schedule of Impact from the adoption of ASU 2016-13 ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jul. 01, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of Impact from the adoption of ASU 2016-13 [Line Items]
Accounts receivable, net	¥ 272,931	$ 37,557	¥ 37,601	¥ 37,601
Other receivable, net	38,819	5,342	22,479	22,554
Other non-current asset	225,354	31,010	4	22
Total assets			264,450	264,543
Retained earnings	¥ (321,254)	$ (44,206)	¥ (31,591)	(31,498)
Transition Adjustments [Member]
Schedule of Impact from the adoption of ASU 2016-13 [Line Items]
Accounts receivable, net
Other receivable, net				(75)
Other non-current asset				(18)
Total assets				(93)
Retained earnings				¥ (93)